SEMI-ANNUAL REPORT

[MORGAN STANLEY LOGO]

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

JUNE 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
OVERVIEW

LETTER TO SHAREHOLDERS

For the six months ended June 30, 2001, the Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -5.73% compared to -6.62% for its benchmark (described below). For the period from the Fund's commencement of operations on August 2, 1994 through June 30, 2001, the Fund's cumulative total return, based on net asset value per share, was -12.03% compared with -32.84% for the benchmark. The benchmark for the Fund is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan, with each index weighted equally. On June 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.43, representing a 17.4% discount to the Fund's net asset value per share.

MARKET OVERVIEW AND OUTLOOK

ASIA EX-JAPAN
Although non-Japan Asia suffered negative returns during the first half, the region was among the better performing regions in the world. It outperformed developed markets, in Europe and the U.S.

Asian economies continued to struggle in countering the global economic slowdown despite lower interest rates, with only a few pockets of strength in domestic consumption demand in China and South Korea. The Fund continues to overweight China's domestic business-oriented companies in the auto, energy and airlines sectors as domestic consumption continued to be robust. In Korea, global market share gains in the U.S. for Korean auto manufacturers caused a massive re-rating in Korean auto stocks. The Fund was overweight Korean auto companies as a result. The Fund was also overweight Korean banks as they continued to show improvement in their returns-on-equity (ROEs).

During the start of 2001, there were hopes of a U.S.-led V-shaped recovery in the second half for global economies. Recent data indicated otherwise. Our strategy at this point is to take neither a defensive nor an aggressive stance. We continue to search for attractive bottom-up opportunities in companies that are restructuring and enhancing ROEs, or those companies that are gaining market shares in spite of slowing markets.

We believe that an anticipated sharp recovery in the second half is unlikely to materialize and in the short term, markets are likely to be range bound. While economic indicators and corporate earnings may be disappointing over the next few months, Asian markets in our view have well discounted this and are unlikely to correct massively on the same bad news.

JAPAN
During the second quarter of 2001 the Japanese market at one point climbed to almost 1,450 on the TOPIX after the Japanese fiscal year end in March and the election of Prime Minister Koizumi. Since then the market returned to levels at which the quarter began as it lacked direction in the face of a confluence of events including investor's concerns about Koizumi's reforms and lack of news on individual stocks. A weakening domestic economy, the poor outlook for the U.S. economy and volatile global stock markets also contributed to the downturn. In addition, the Japanese markets are reeling from the pressure of the unwinding of cross-holdings, and therefore negative supply and demand for stocks in the absence of buyers.

We believe the worst is now being discounted by the markets. First, lower U.S. interest rates and tax cuts should begin to provide a cushion for the global economy, particularly during the second half of 2001. In addition, while most high tech companies in the U.S. and Japan have cut their earnings forecasts, seasonal year-end inventory adjustments may support supply and demand as production levels have already shrunk rapidly.

OTHER DEVELOPMENTS
On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the six months ended June 30, 2001, there were no repurchases of Fund shares. From the inception of the program through June 30, 2001, the Fund has repurchased 14,225,634 of its shares at an average discount of 20.72% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On March 29, 2001, the Fund completed a tender offer. The Fund accepted 14,357,219 shares for payment which represented 25% of the Fund's then outstanding shares. Final payment was made on April 9, 2001 at $9.48 per share, representing 95% of the NAV per share on March 29, 2001.

As noted in the Fund's first quarter report, the Fund's financial report presents our new format. If you have any questions or comments on the new look please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726. We appreciate your continued support.

Sincerely,

/s/Ronald E. Robison
Ronald E. Robison
PRESIDENT AND DIRECTOR

July 2001

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
JUNE 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                       TOTAL RETURN (%)
                    ----------------------------------------------------------------------------------------
                           MARKET VALUE(1)            NET ASSET VALUE(2)                INDEX(3)
                    ----------------------------------------------------------------------------------------
                                      AVERAGE                     AVERAGE                       AVERAGE
                      CUMULATIVE       ANNUAL      CUMULATIVE      ANNUAL      CUMULATIVE       ANNUAL
                      ----------       ------      ----------      ------      ----------       ------
Year to Date             -2.96%            --         -5.73%          --          -6.62%            --
One Year                -15.51         -15.51%       -29.34       -29.34%        -28.35         -28.35%
Five Year               -25.59          -5.74        -19.68        -4.29         -34.32          -8.07
Since Inception*        -27.29          -4.50        -12.03        -1.84         -32.84          -5.60

Past performance is not predictive of future performance and assumes that all dividend distributions, if any, were reinvested.

[CHART]

RETURNS AND PER SHARE INFORMATION]

                                                                                                 SIX MONTHS
                                                 YEAR ENDED DECEMBER 31,                            ENDED
                          -----------------------------------------------------------------------  JUNE 30,
                              1994*     1995       1996       1997      1998      1999      2000     2001
------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $13.20    $ 14.34   $ 11.95    $  8.77    $ 8.73    $15.26    $10.82  $ 10.20
------------------------------------------------------------------------------------------------------------
Market Value Per Share      $12.25    $ 13.33   $  9.75    $  7.44    $ 7.00    $11.81     $8.69     $8.43
------------------------------------------------------------------------------------------------------------
Premium/(Discount)            -7.2%      -7.0%    -18.4%     -15.2%    -19.8%    -22.6%    -19.7%   -17.4%
------------------------------------------------------------------------------------------------------------
Income Dividends            $ 0.04    $  0.05   $  0.61    $  0.02    $ 0.01    $ 0.04     $0.22        --
------------------------------------------------------------------------------------------------------------
Capital Gains               $ 0.01    $  0.02        --         --        --        --        --       --
Distributions
------------------------------------------------------------------------------------------------------------
Fund Total Return(2)         -5.94%      9.24%    -2.87%+   -26.36%    -0.34%    75.39%   -27.37%   -5.73%
------------------------------------------------------------------------------------------------------------
Index Total Return(3)        -5.24%      2.88%    -3.63%    -29.55%    -0.30%    54.79%   -29.59%   -6.62%
------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The benchmark for investment performance is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All-Country Asia-Pacific Free ex-Japan with each index weighted equally.
*   The Fund commenced operations on August 2, 1994.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS,INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY
[CHART OF ALLOCATION OF TOTAL INVESTMENTS]

Equity Securities         98.4%
Short-Term Investments     1.6

[CHART OF INDUSTRIES]

Banks                      8.0%
Household Durables         7.3
Semiconductor Equipment
& Product                  6.3
Electronic Equipment &
Instruments                6.1
Computers & Peripherals    6.1
Machinery                  5.7
Automobiles                4.6
Real Estate                4.1
Chemicals                  3.9
Pharmaceuticals            3.6
Other                     44.3

[CHART OF COUNTRY WEIGHTINGS]

Japan                     48.2%
China / Hong Kong         14.0
Taiwan                     7.5
South Korea                8.7
Australia                  8.5
Singapore                  5.9
India                      4.3
Malaysia                   1.3
Other                      1.6

TEN LARGEST HOLDINGS

                                                     PERCENT OF
                                                     NET ASSETS
--------------------------------------------------------------------
1.  Hutchison Whampoa Ltd. (China/Hong Kong)              2.3%
2.  China Mobile (Hong Kong) Ltd. (China/Hong Kong)       1.8
3.  Nintendo Co., Ltd. (Japan)                            1.8
4.  Samsung Electronics Co., Ltd. (South Korea)           1.8
5.  Ricoh Co., Ltd. (Japan)                               1.7
6.  Hitachi Ltd. (Japan)                                  1.6%
7.  Taiwan Semiconductor Manufacturing Co., Ltd.(Taiwan)  1.6
8.  Sony Corp. (Japan)                                    1.5
9.  Canon, Inc. (Japan)                                   1.5
10. Fuji Photo Film Co., Ltd. (Japan)                     1.5
                                                        -----
                                                        17.1%
                                                        =====

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                                                  VALUE
                                                                      SHARES                      (000)
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
(Unless otherwise noted)
==========================================================================================================
AUSTRALIA (8.5%)
AIRLINES
   Qantas Airlines Ltd.                                              652,000                 $    1,164
----------------------------------------------------------------------------------------------------------
BANKS
   Commonwealth Bank of
     Australia                                                        95,900                      1,670
   National Australia Bank Ltd.                                      209,400                      3,744
   Westpac Banking Corp.,
     Ltd.                                                            279,650                      2,062
----------------------------------------------------------------------------------------------------------
                                                                                                  7,476
----------------------------------------------------------------------------------------------------------
BEVERAGES
   Foster's Brewing Group
     Ltd.                                                            812,000                      2,270
----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
   Brambles Industries
     Ltd.                                                             82,750                      2,026
----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES
   Telstra Corp., Ltd.                                             1,027,150                      2,819
----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   ERG, Ltd.                                                         745,880                        548
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES
   Sonic Healthcare Ltd.                                             169,200                        683
----------------------------------------------------------------------------------------------------------
MEDIA
   News Corp., Ltd.                                                  648,400                      5,959
----------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS
   Resmed Inc.                                                        85,900(a)                     455
----------------------------------------------------------------------------------------------------------
METALS & MINING
   BHP Billiton Ltd.
     (Bonus Shares)                                                  479,828(a)                   2,606
   BHP Billiton Ltd.                                                 450,500                      2,388
   Normandy Mining Ltd.                                            1,749,100                      1,106
   Rio Tinto Ltd.                                                    254,600                      4,433
----------------------------------------------------------------------------------------------------------
                                                                                                 10,533
----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
   CSL Ltd.                                                           87,610                      2,131
----------------------------------------------------------------------------------------------------------
REAL ESTATE
   Lend Lease Corp., Ltd.                                            137,250                        879
----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
   Lang Corp., Ltd.                                                   70,250                        394
----------------------------------------------------------------------------------------------------------
                                                                                                 37,337
==========================================================================================================
CHINA/HONG KONG (14.0%)
AIRLINES
   Beijing Capital International
     Airport Co., Ltd.                                               484,000                 $      152
   Cathay Pacific Airways                                            335,000                        453
   China Southern Airlines
     Co., Ltd.                                                     1,321,000(a)                     411
----------------------------------------------------------------------------------------------------------
                                                                                                  1,016
----------------------------------------------------------------------------------------------------------
AUTOMOBILES
   Brilliance China Automotive
     Holdings Ltd.                                                 1,484,000                        361

   Denway Motors Ltd.                                              1,873,900(a)                     673
----------------------------------------------------------------------------------------------------------
                                                                                                  1,034
----------------------------------------------------------------------------------------------------------
BANKS
   Bank of East Asia                                                 138,000                        320
   Hang Seng Bank Ltd.                                               221,900                      2,276
   HSBC Holdings plc                                                  36,200                        428
----------------------------------------------------------------------------------------------------------
                                                                                                  3,024
----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
   Greencool Technology
     Holdings Ltd.                                                 1,250,000                        497
----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
   Legend Holdings Ltd.                                            1,716,000                        963
----------------------------------------------------------------------------------------------------------
DISTRIBUTORS
   China Resources
     Enterprise Ltd.                                                 430,000                        725
   Li & Fung Ltd.                                                  1,688,000                      2,770
----------------------------------------------------------------------------------------------------------
                                                                                                  3,495
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Hong Kong Exchanges and
     Clearing Ltd.                                                   256,000                        456
   Swire Pacific Ltd. 'A'                                            646,600                      3,349
   Wharf Holdings Ltd.                                               126,000                        264
----------------------------------------------------------------------------------------------------------
                                                                                                  4,069
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   CLP Holdings Ltd.                                                 202,200                        848
----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Johnson Electric Holding
     Ltd.                                                          1,316,000                      1,805
----------------------------------------------------------------------------------------------------------
GAS UTILITIES
   Hong Kong & China Gas
     Co., Ltd.                                                     1,709,950                      2,148
----------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

                                                                                                  VALUE
                                                                      SHARES                      (000)
----------------------------------------------------------------------------------------------------------
CHINA/HONG KONG (CONTINUED)
INDUSTRIAL CONGLOMERATES
   China Merchants Holdings
     International Co., Ltd.                                       1,148,000                 $      868
   Citic Pacific Ltd.                                                698,000                      2,161
   Hutchison Whampoa Ltd.                                          1,019,950                     10,298
---------------------------------------------------------------------------------------------------------
                                                                                                 13,327
---------------------------------------------------------------------------------------------------------
MEDIA
   Asia Satellite Telecom
     Holdings Ltd.                                                   482,000                        834
   Television Broadcasts Ltd.                                        304,000                      1,279
---------------------------------------------------------------------------------------------------------
                                                                                                  2,113
---------------------------------------------------------------------------------------------------------
METALS & MINING
   Yanzhou Coal Mining Co.,
     Ltd.                                                          1,644,000                        759
---------------------------------------------------------------------------------------------------------
OIL & GAS
   China Petroleum &
    Chemical Corp.                                                 4,348,000                        870
   CNOOC Ltd.                                                      2,069,000(a)                   1,963
---------------------------------------------------------------------------------------------------------
                                                                                                  2,833
---------------------------------------------------------------------------------------------------------
REAL ESTATE
   Amoy Properties Ltd.                                              409,000                        469
   Cheung Kong (Holdings)
     Ltd.                                                            445,000                      4,850
   Henderson Land
     Development Co., Ltd.                                           146,000                        648
   Hong Kong Land Holdings
     Ltd.                                                            455,000                        819
   New World Development
     Co., Ltd.                                                       722,000                        879
   Sino Land Co., Ltd.                                               984,000                        410
   Sun Hung Kai Properties
     Ltd.                                                            405,000                      3,648
---------------------------------------------------------------------------------------------------------
                                                                                                 11,723
---------------------------------------------------------------------------------------------------------
SOFTWARE
   Travelsky Technology Ltd.                                         710,000(a)                     719
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL
   Esprit Holdings Ltd.                                              741,000                        812
   Giordano International Ltd.                                       836,000                        434
---------------------------------------------------------------------------------------------------------
                                                                                                  1,246
---------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
   Cosco Pacific Ltd.                                                496,000                        327
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   China Mobile (Hong Kong)
     Ltd.                                                          1,522,000(a)              $    8,039
   China Unicom Ltd.                                                 774,000(a)                   1,350
   SmarTone
    Telecommunications
    Holdings Ltd.                                                    152,000                        175
---------------------------------------------------------------------------------------------------------
                                                                                                  9,564
---------------------------------------------------------------------------------------------------------
                                                                                                 61,510
==========================================================================================================
INDIA (4.3%)
AUTOMOBILES
   Hero Honda Motors Ltd.                                            178,805                        549
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
   Aptech Ltd.                                                       164,800                        311
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
   Sterlite Optical
     Technologies Ltd.                                               185,150(a)                   1,335
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Morgan Stanley Growth
     Fund                                                         17,158,100                      2,918
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES
   Mahanagar Telephone
     Nigam Ltd.                                                      337,127(a)                     905
   Videsh Sanchar Nigam Ltd.                                         151,430                      1,029
---------------------------------------------------------------------------------------------------------
                                                                                                  1,934
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Bharat Heavy Electricals                                          197,937                        742
   Sterlite Industries (India)
     Ltd.                                                            236,750(a)                     516
---------------------------------------------------------------------------------------------------------
                                                                                                  1,258
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
   Colgate-Palmolive (India)                                          59,000(a)                     204
---------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES
   Digital Equipment (India)
     Ltd.                                                            116,622                      1,235
   HCL Technologies Ltd.                                             145,170                        905
   Infosys Technologies Ltd.                                          47,850                      3,826
   NIIT Ltd.                                                          53,200                        431
   SSI Ltd.                                                           67,100                        437
   SSI Ltd. GDR                                                      105,000                         71
---------------------------------------------------------------------------------------------------------
                                                                                                  6,905
---------------------------------------------------------------------------------------------------------
MACHINERY
   Escorts Ltd.                                                      180,000(a)                     243
---------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

                                                                                                 VALUE
                                                                      SHARES                     (000)
---------------------------------------------------------------------------------------------------------
INDIA (CONTINUED)
METALS & MINING
   Tata Iron & Steel Co., Ltd.                                         1,910                 $        5
---------------------------------------------------------------------------------------------------------
OIL & GAS
   Bharat Petroleum Corp.,
     Ltd. - New                                                       78,300                        313
   Hindustan Petroleum Corp.,
     Ltd.                                                             80,000(a)                     269
---------------------------------------------------------------------------------------------------------
                                                                                                    582
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
   Cipla Ltd.                                                         10,735(a)                     261
   Dr. Reddy's Laboratories
     Ltd.                                                             32,992                      1,129
---------------------------------------------------------------------------------------------------------
                                                                                                  1,390
---------------------------------------------------------------------------------------------------------
TOBACCO
   ITC Ltd.                                                           67,900                      1,090
---------------------------------------------------------------------------------------------------------
                                                                                                 18,724
==========================================================================================================
JAPAN (48.2%)
AUTO COMPONENTS
   Nifco, Inc.                                                       230,000                      2,377
---------------------------------------------------------------------------------------------------------
AUTOMOBILES
   Nissan Motor Co.,
     Ltd.                                                            780,000                      5,384
   Suzuki Motor Corp.                                                379,000                      5,043
   Toyota Motor Corp.                                                144,000                      5,068
---------------------------------------------------------------------------------------------------------
                                                                                                 15,495
---------------------------------------------------------------------------------------------------------
BANKS
   Mitsubishi Tokyo Financial
    Group, Inc.                                                           85(a)                     709
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS
   Sanwa Shutter Corp., Ltd.                                         302,000                        845
---------------------------------------------------------------------------------------------------------
CHEMICALS
   Daicel Chemical Industries
     Ltd.                                                            840,000                      2,936
   Denki Kagaku Kogyo
     Kabushiki Kaisha                                                600,000                      2,034
   Kaneka Corp.                                                      579,000                      5,240
   Lintec Corp.                                                      240,000                      2,209
   Mitsubishi Chemical
     Corp.                                                           894,000                      2,394
   Shin-Etsu Polymer
     Co., Ltd.                                                       450,000                      2,172
---------------------------------------------------------------------------------------------------------
                                                                                                 16,985
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
   Dai Nippon Printing
     Co., Ltd.                                                       313,000                 $    3,819
   Nissha Printing Co., Ltd.                                          63,000                        452
---------------------------------------------------------------------------------------------------------
                                                                                                  4,271
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
   Fujitsu Ltd.                                                      493,000                      5,178
   Mitsumi Electric Co., Ltd.                                        226,000                      4,212
   NEC Corp.                                                         418,000                      5,646
   Toshiba Corp.                                                   1,086,000                      5,737
---------------------------------------------------------------------------------------------------------
                                                                                                 20,773
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
   Kurita Water Industries Ltd.                                      327,000                      4,498
---------------------------------------------------------------------------------------------------------
DISTRIBUTORS
   Nissei Sangyo Co., Ltd.                                            95,000                      1,260
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Hitachi Credit Corp.                                              237,900                      5,702
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES
   Nippon Telephone &
    Telegraph Corp.                                                      934                      4,867
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   Tokyo Electric Power Co.,
     Inc.                                                            118,000                      3,055
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Furakawa Electric Co., Ltd.                                       278,000                      2,217
   Kyudenko Co.                                                      290,000                        986
---------------------------------------------------------------------------------------------------------
                                                                                                  3,203
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hitachi Ltd.                                                      700,000                      6,874
   Kyocera Corp.                                                      70,000                      6,172
   Ryosan Co., Ltd.                                                  143,000                      2,116
   TDK Corp.                                                          90,000                      4,192
---------------------------------------------------------------------------------------------------------
                                                                                                 19,354
---------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
   FamilyMart Co., Ltd.                                              142,200                      2,320
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS
   House Foods Corp.                                                 111,000                      1,215
   Nippon Meat Packers, Inc.                                         178,000                      2,156
---------------------------------------------------------------------------------------------------------
                                                                                                  3,371
---------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

                                                                                                  VALUE
                                                                      SHARES                      (000)
----------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
HOUSEHOLD DURABLES
   Aiwa Co., Ltd.                                                     78,800(a)              $      398
   Casio Computer Co., Ltd.                                          450,000                      2,615
   Matsushita Electric
     Industrial Co., Ltd.                                            367,000                      5,743
   Nintendo Co., Ltd.                                                 44,000                      8,007
   Rinnai Corp.                                                      108,700                      2,117
   Sangetsu Co., Ltd.                                                 17,000                        252
   Sekisui Chemical Co., Ltd.                                        443,000                      1,832
   Sekisui House Ltd.                                                390,000                      3,311
   Sony Corp.                                                        103,000                      6,771
---------------------------------------------------------------------------------------------------------
                                                                                                 31,046
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
   Fuji Photo Film Co., Ltd.                                         151,000                      6,512
   Yamaha Corp.                                                      292,000                      2,943
---------------------------------------------------------------------------------------------------------
                                                                                                  9,455
---------------------------------------------------------------------------------------------------------
MACHINERY
   Amada Co., Ltd.                                                   592,000                      2,995
   Daifuku Co., Ltd.                                                 623,000                      3,086
   Daikin Industries Ltd.                                            279,000                      5,166
   Fuji Machine Manufacturing
     Co., Ltd.                                                       186,000                      3,407
   Fujitec Co., Ltd.                                                 170,000                        793
   Minebea Co., Ltd.                                                 500,000                      3,291
   Mitsubishi Heavy Industries
     Ltd.                                                            932,000                      4,251
   Tsubakimoto Chain Co.                                             532,000                      1,719
---------------------------------------------------------------------------------------------------------
                                                                                                 24,708
---------------------------------------------------------------------------------------------------------
MARINE
   Mitsubishi Logistics
     Corp.                                                           135,000                      1,229
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS
   Canon, Inc.                                                       164,000                      6,626
   Ricoh Co., Ltd.                                                   351,000                      7,569
---------------------------------------------------------------------------------------------------------
                                                                                                 14,195
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
   Ono Pharmaceutical
     Co., Ltd.                                                       128,000                      4,063
   Sankyo Co., Ltd.                                                  210,000                      3,788
   Yamanouchi
     Pharmaceutical Co., Ltd.                                        159,000                      4,461
---------------------------------------------------------------------------------------------------------
                                                                                                 12,312
---------------------------------------------------------------------------------------------------------
REAL ESTATE
   Mitsubishi Estate Co., Ltd.                                       362,000                      3,328
---------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Rohm Co., Ltd.                                                     30,000                      4,661
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS
   Mitsubishi Corp.                                                  100,000                        806
   Nagase & Co., Ltd.                                                197,000                        955
---------------------------------------------------------------------------------------------------------
                                                                                                  1,761
---------------------------------------------------------------------------------------------------------
                                                                                                211,780
=========================================================================================================
MALAYSIA (1.3%)
BANKS
   Malayan Banking Bhd                                               677,000                      1,835
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES
   Telekom Malaysia Bhd                                              556,000                      1,288
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   Tenaga Nasional Bhd ,                                             382,000                        880
---------------------------------------------------------------------------------------------------------
TOBACCO
   British American Tobacco
     (Malaysia) Bhd                                                  190,000                      1,737
==========================================================================================================
                                                                                                  5,740
==========================================================================================================
SINGAPORE (5.9%)
AEROSPACE & DEFENSE
   SIA Engineering Co., Ltd.                                         544,000                        421
   Singapore Technologies
     Engineering Ltd.                                                714,000                      1,011
---------------------------------------------------------------------------------------------------------
                                                                                                  1,432
---------------------------------------------------------------------------------------------------------
AIRLINES
   Singapore Airlines Ltd.                                           328,000                      2,268
---------------------------------------------------------------------------------------------------------
BANKS
   DBS Group Holdings Ltd.                                           559,979                      4,118
   Oversea-Chinese Banking
     Corp., Ltd.                                                     596,700                      3,897
   Overseas Union Bank Ltd.                                          289,210                      1,500
   United Overseas Bank Ltd.                                         409,000                      2,582
---------------------------------------------------------------------------------------------------------
                                                                                                 12,097
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Keppel Corp., Ltd.                                                466,000                        926
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES
   Singapore
     Telecommunications Ltd.                                         654,000                        682
---------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

                                                                                                  VALUE
                                                                      SHARES                      (000)
---------------------------------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Omni Industries Ltd.                                              595,000                 $    1,319
   Venture Manufacturing
     (Singapore) Ltd.                                                388,000                      2,577
---------------------------------------------------------------------------------------------------------
                                                                                                  3,896
---------------------------------------------------------------------------------------------------------
MEDIA
   Singapore Press Holdings
     Ltd.                                                            149,600                      1,642
---------------------------------------------------------------------------------------------------------
REAL ESTATE
   Capitaland, Ltd.                                                  651,000                        893
   City Developments Ltd.                                            240,000                        929
---------------------------------------------------------------------------------------------------------
                                                                                                  1,822
---------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
   Sembcorp Logistics Ltd.                                           860,800                      1,101
---------------------------------------------------------------------------------------------------------
                                                                                                 25,866
==========================================================================================================
SOUTH KOREA (8.5%)
AUTO COMPONENTS
   Hyundai Mobis                                                     104,860                      1,129
---------------------------------------------------------------------------------------------------------
AUTOMOBILES
   Hyundai Motor Co., Ltd.                                           139,410                      3,034
---------------------------------------------------------------------------------------------------------
BANKS
   H&CB                                                               68,641                      1,536
   Hana Bank                                                          81,200                        593
   Kookmin Bank                                                      167,101                      2,242
   Shinhan Bank                                                      286,180                      2,938
---------------------------------------------------------------------------------------------------------
                                                                                                  7,309
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
   LG Engineering &
     Construction Co., Ltd.                                           66,460                        552
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
   Kookmin Credit Card Co.,
     Ltd.                                                             17,470                        497
   Samsung Securities Co.,
     Ltd.                                                             29,910(a)                     851
---------------------------------------------------------------------------------------------------------
                                                                                                  1,348
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES
   Korea Telecom Corp.                                                 2,440                         98
   Korea Telecom Corp. ADR                                           128,000                      2,813
---------------------------------------------------------------------------------------------------------
                                                                                                  2,911
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
   Korea Electric Power Corp.                                         39,330                        732
   Korea Electric Power Corp.
     ADR                                                             121,200                      1,151
---------------------------------------------------------------------------------------------------------
                                                                                                  1,883
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Samsung Electro
     Mechanics Co., Ltd.                                              14,141                        508
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS
   Tongyang Confectionery
     Corp.                                                            24,610                        420
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
   Humax Co., Ltd.                                                    73,290                      1,076
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
   LG Household & Health
     Care Ltd.                                                        21,560(a)                     488
---------------------------------------------------------------------------------------------------------
MEDIA
   Cheil Communications, Inc.                                         15,140                      1,316
---------------------------------------------------------------------------------------------------------
METALS & MINING
   Pohang Iron & Steel Co.,
     Ltd.                                                             20,060                      1,604
   Pohang Iron & Steel Co.,
     Ltd. ADR                                                         38,900                        767
---------------------------------------------------------------------------------------------------------
                                                                                                  2,371
---------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co.,
     Ltd.                                                             53,337                      7,874
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Korea Telecom Freetel                                              19,660                        567
   SK Telecom Co., Ltd.                                               12,590                      1,854
   SK Telecom Co., Ltd. ADR                                          160,600                      2,714
---------------------------------------------------------------------------------------------------------
                                                                                                  5,135
---------------------------------------------------------------------------------------------------------
                                                                                                 37,354
==========================================================================================================
TAIWAN (7.5%)
BANKS
   Bank Sinopac                                                      850,000(a)                     392
   Chinatrust Commercial
     Bank                                                          1,651,480                      1,156
   Taipei Bank                                                       873,000                        474
   Taishin International Bank                                      1,841,520(a)                     840
---------------------------------------------------------------------------------------------------------
                                                                                                  2,862
---------------------------------------------------------------------------------------------------------
CHEMICALS
   Nan Ya Plastic Corp.                                              252,419                        255
---------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

                                                                                                 VALUE
                                                                      SHARES                     (000)
---------------------------------------------------------------------------------------------------------
TAIWAN (CONTINUED)
COMPUTERS & PERIPHERALS
   Ambit Microsystems Corp.                                          116,191                 $      486
   Asustek Computer, Inc.                                            453,800                      1,918
   Compal Electronics, Inc.
     GDR                                                               2,700(a)                      15
   Compal Electronics, Inc.                                          515,954                        554
   Quanta Computer, Inc.                                             572,000                      1,944
---------------------------------------------------------------------------------------------------------
                                                                                                  4,917
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
   Delta Electronics, Inc.                                           760,250                      1,877
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hon Hai Precision Industry
     Co., Ltd.                                                       508,860                      2,675
---------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
   President Chain Store
     Corp.                                                           370,632                        802
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS
   Uni-President
     Enterprises Co.                                               1,882,000                        793
---------------------------------------------------------------------------------------------------------
INSURANCE
   Cathay Life Insurance
     Co., Ltd.                                                       409,000                        493
   Fubon Insurance Co.                                               816,000                        675
---------------------------------------------------------------------------------------------------------
                                                                                                  1,168
---------------------------------------------------------------------------------------------------------
METALS & MINING
   China Steel Corp.                                               1,789,000                        894
---------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   ASE Test Ltd.                                                      48,300(a)                     618
   Elan Microelectronics Corp.                                       143,000                        276
   Faraday Technology Corp.                                           54,000                        428
   Macronix International Co.,
     Ltd.                                                             24,088(a)                      25
   ProMos Technologies, Inc.                                         742,046(a)                     565
   Realtek Semiconductor
     Corp.                                                            81,000                        367
   Siliconware Precision
     Industries Co.                                                2,307,640(a)                   1,307
   Sunplus Technology Co.,
     Ltd.                                                             87,000                        369
   Taiwan Semiconductor
     Manufacturing Co., Ltd.                                       3,674,168(a)                   6,830
   United Microelectronics
     Corp.                                                         2,623,400(a)                   3,482
   Winbond Electronics Corp.                                         867,044                        728
---------------------------------------------------------------------------------------------------------
                                                                                                 14,995
---------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL
   Far Eastern Textile Ltd.                                        1,073,724                        599
   Far Eastern Textile Ltd.
     GDR                                                               6,729(b)                      35
   Formosa Chemicals & Fibre
     Corp.                                                           721,440                        505
---------------------------------------------------------------------------------------------------------
                                                                                                  1,139
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
   Taiwan Cellular Corp.                                             393,426(a)                     513
---------------------------------------------------------------------------------------------------------
                                                                                                 32,890
---------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $468,012)                                                                              431,201
=========================================================================================================
PREFERRED STOCK (0.2%)
=========================================================================================================
SOUTH KOREA (0.2%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co.,
     Ltd. (Cost $1,657)                                               14,240                        881
=========================================================================================================

                                                                        FACE
                                                                      AMOUNT
                                                                       (000)
---------------------------------------------------------------------------------------------------------
RIGHTS (0.0%)
=========================================================================================================
JAPAN (0.0%)
   Aiwa Co., Ltd.
   (Cost $--@)                                                  $     78,800(a)                      63
=========================================================================================================
SHORT-TERM INVESTMENT (1.1%)
=========================================================================================================
REPURCHASE AGREEMENT
   J.P. Morgan Securities Inc., 3.70%, dated
     06/29/01, due 07/02/01
   (Cost $5,030)                                                $      5,030(c)                   5,030
=========================================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.8%)
=========================================================================================================
   Australian Dollar                                            AUD       10                          5
   Hong Kong Dollar                                             HKD      268                         35
   Indian Rupee                                                 INR    2,321                         49
   Japanese Yen                                                 JPY   38,406                        308
   Singapore Dollar                                             SGD       10                          5
   Taiwan Dollar                                                TWD   99,592                      2,893
---------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
   (Cost $3,309)                                                                                  3,295
=========================================================================================================

     The accompanying notes are an integral part of the financial statements.

                                                                                                  VALUE
                                                                                                  (000)
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
(Cost $478,008)                                                                              $  440,470
=========================================================================================================
                                                                      AMOUNT
                                                                       (000)
---------------------------------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
   Dividends Receivable                                                 $999
   Receivable for Investments
     Sold                                                                169
   Interest Receivable                                                     1
   Other                                                                  80                      1,249
=========================================================================================================
LIABILITIES (-0.6%)
   Payable For:
     Investments Purchased                                            (1,350)
     Investment Advisory
       Fees                                                             (354)
     Custodian Fees                                                     (226)
     Professional Fees                                                  (159)
     Directors' Fees and
       Expenses                                                          (98)
     Shareholder Reporting
       Expenses                                                          (91)
     Administrative Fees                                                 (57)
     Net unrealized Loss on
       Foreign Currency
       Exchange Contracts                                                 (3)
   Other Liabilities                                                    (199)                    (2,537)
=========================================================================================================
NET ASSETS (100%)
   Applicable to 43,071,656, issued and
     outstanding $ 0.01 par value shares
     (100,000,000 shares authorized)                                                         $  439,182
=========================================================================================================
NET ASSET VALUE PER SHARE                                                                    $    10.20
=========================================================================================================
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
   Common Stock                                                                              $      431
   Paid-in Capital                                                                              665,895
   Accumulated Distributions in Excess of Net
     Investment Income                                                                           (6,427)
   Accumulated Net Realized Loss                                                               (183,167)
   Unrealized Depreciation on Investments
     and Foreign Currency Translations                                                          (37,550)
=========================================================================================================
TOTAL NET ASSETS                                                                             $  439,182
=========================================================================================================

(a) -- Non-income producing.
(b) -- 144A Security - certain conditions for public sale may exist.
(c) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
GDR -- Global Depositary Receipt
ADR -- American Depositary Receipt

================================================================================
JUNE 30, 2001 EXCHANGE RATES:
--------------------------------------------------------------------------------
AUD               Australian Dollar                          1.953=U.S.$1.00
HKD               Hong Kong Dollar                           7.800=U.S.$1.00
INR               Indian Rupee                              47.040=U.S.$1.00
JPY               Japanese Yen                             124.650=U.S.$1.00
SGD               Singapore Dollar                           1.823=U.S.$1.00
TWD               Taiwan Dollar                             34.430=U.S.$1.00
================================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   Under the terms of a foreign currency exchange contract open at June 30, 2001, the Fund is obligated to deliver U.S. dollars in exchange for foreign currency as indicated below:

      CURRENCY                                                    IN                              NET
         TO                                                    EXCHANGE                         UNREAL
      DELIVER              VALUE           SETTLEMENT             FOR               VALUE        LOSS
       (000)               (000)              DATE               (000)              (000)        (000)
=========================================================================================================
U.S.    $206             $206             07/02/01            AUD 398             $203          $(3)
=========================================================================================================

     The accompanying notes are an integral part of the financial statements.

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2001

                                                                       PERCENT
                                                       VALUE            OF NET
INDUSTRY                                               (000)            ASSETS
--------------------------------------------------------------------------------
Aerospace & Defense                                   $1,432              0.3%
Airlines                                               4,448              1.0
Auto Components                                        3,505              0.8
Automobiles                                           20,112              4.6
Banks                                                 35,313              8.0
Beverages                                              2,270              0.5
Building Products                                        845              0.2
Chemicals                                             17,240              3.9
Commercial Services & Supplies                         7,105              1.6
Communications Equipment                               1,335              0.3
Computers & Peripherals                               26,652              6.1
Construction & Engineering                             5,050              1.2
Distributors                                           4,755              1.1
Diversified Financials                                14,700              3.4
Diversified Telecommunication Services                14,500              3.3
Electric Utilities                                     6,666              1.5
Electrical Equipment                                   8,144              1.9
Electronic Equipment & Instruments                    26,981              6.1
Food & Drug Retailing                                  3,122              0.7
Food Products                                          4,583              1.0
Gas Utilities                                          2,148              0.5
Health Care Providers & Services                         683              0.2
Household Durables                                    32,122              7.3
Household Products                                       693              0.2
Industrial Conglomerates                              13,327              3.0
Insurance                                              1,168              0.3
IT Consulting & Services                               6,905              1.6
Leisure Equipment & Products                           9,455              2.2
Machinery                                             24,951              5.7
Marine                                                 2,330              0.5
Media                                                 11,030              2.5
Medical Instruments                                      455              0.1
Metals & Mining                                       14,562              3.3
Office Electronics                                    14,195              3.2
Oil & Gas                                              3,414              0.8
Pharmaceuticals                                       15,834              3.6
Real Estate                                           18,015              4.1
Semiconductor Equipment & Products                    27,530              6.3
Software                                                 719              0.2
Specialty Retail                                       1,246              0.3
Textiles & Apparel                                     1,139              0.3
Tobacco                                                2,827              0.6
Trade Companies & Distributors                         1,761              0.4
Transportation Infrastructure                            722              0.2
Wireless Telecommunication Services                   15,212              3.5
Other                                                  9,269              1.9
--------------------------------------------------------------------------------
                                                    $440,470            100.3%
================================================================================

     The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
FINANCIAL STATEMENTS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2001
STATEMENT OF OPERATIONS                                                                    (UNAUDITED)
                                                                                              (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of $388 of foreign taxes withheld)                                       $     3,615
   Interest                                                                                        591
------------------------------------------------------------------------------------------------------------
     Total Income                                                                                4,206
============================================================================================================
EXPENSES
   Investment Advisory Fees                                                                      2,619
   Administrative Fees                                                                             281
   Custodian Fees                                                                                  229
   Professional Fees                                                                               113
   Shareholder Reporting Expenses                                                                   90
   Transfer Agent Fees                                                                              62
   Country Tax Expense                                                                              22
   Directors' Fees and Expenses                                                                      7
   Other Expenses                                                                                  164
------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                              3,587
============================================================================================================
       Net Investment Income                                                                       619
============================================================================================================
NET REALIZED LOSS ON:
   Investments                                                                                 (45,232)
   Foreign Currency Transactions                                                                   (99)
------------------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                         (45,331)
============================================================================================================
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
   Investments                                                                                  (1,479)
   Foreign Currency Translations                                                                   (26)
------------------------------------------------------------------------------------------------------------
     Change in Unrealized Appreciation/Depreciation                                             (1,505)
============================================================================================================
Total Net Realized Loss and Change in Unrealized Appreciation/Depreciation                     (46,836)
============================================================================================================
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   (46,217)
============================================================================================================

                                                                               SIX MONTHS ENDED
                                                                                JUNE 30, 2001        YEAR ENDED
                                                                                (UNAUDITED)      DECEMBER 31,2000
STATEMENT OF CHANGES IN NET ASSETS                                                 (000)              (000)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $         619     $        (540)
   Net Realized Gain (Loss)                                                           (45,331)          39,181
   Change in Unrealized Appreciation/Depreciation                                      (1,505)        (304,247)
---------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations                               (46,217)        (265,606)
---------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income                                                                  --            (5,936)
   In Excess of Net Investment Income                                                     --            (7,046)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                                    --           (12,982)
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Repurchase of Shares (14,357,219 and 4,805,100 shares, respectively)              (136,106)         (49,448)
---------------------------------------------------------------------------------------------------------------------
   Total Decrease                                                                    (182,323)        (328,036)
Net Assets:
   Beginning of Period                                                                621,505          949,541
---------------------------------------------------------------------------------------------------------------------
   End of Period (including accumulated distributions in excess of net investment income of
     $6,427 and $7,046, respectively)                                          $      439,182    $     621,505
=====================================================================================================================

    The accompanying notes are an integral part of the financial statements.

SELECTED PER SHARE DATA AND RATIOS

                                  SIX MONTHS
                                    ENDED
                                 JUNE 30, 2001                  YEARS ENDED DECEMBER 31,
                                 (UNAUDITED) ------------------------------------------------------------------------
                                 (UNAUDITED)      2000         1999        1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    10.82    $  15.26    $    8.73    $  8.77      $    11.95    $    14.34
--------------------------------------------------------------------------------------------------------------------
Offering Costs                         --          --            --           --             --         (0.01)
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)           0.01*      (0.01)        0.01        0.06           0.03          0.02
Net Realized and Unrealized Gain
   (Loss) on Investments              (0.80)      (4.50)        6.44       (0.17)         (3.19)        (0.33)
--------------------------------------------------------------------------------------------------------------------
     Total from Investment
       Operations                     (0.79)      (4.51)        6.45       (0.11)         (3.16)        (0.31)
--------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income               --         (0.10)       (0.01)        --           (0.02)        (0.60)
   In Excess of Net Investment
     Income                            --         (0.12)       (0.03)      (0.01)          --           (0.01)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions               --         (0.22)       (0.04)      (0.01)         (0.02)        (0.61)
--------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due
to Shares Issued through Rights
   Offering                            --          --           --           --            --           (1.46)
Anti--Dilutive Effect of Shares
   Repurchased                         0.17        0.29         0.12        0.08           --             --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $    10.20    $  10.82    $   15.26    $   8.73     $     8.77    $    11.95
====================================================================================================================
PER SHARE MARKET VALUE, END OF
   PERIOD                        $     8.43    $   8.69    $   11.81    $   7.00     $     7.44    $     9.75
====================================================================================================================
TOTAL INVESTMENT RETURN:
   Market Value                       (2.96)%    (24.66)%      69.32%      (5.77)%       (23.46)%      (14.72)%+
   Net Asset Value (1)                (5.73)%    (27.37)%      75.39%      (0.34)%       (26.36)%       (2.87)%+
====================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (THOUSANDS)                   $  439,182    $621,505    $ 949,541    $587,156     $  628,173    $  856,397
---------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
   Assets                              1.36%**     1.26%        1.29%       1.42%          1.34%         1.39%
Ratio of Net Investment Income
   (Loss) to Average Net Assets        0.23%**    (0.07)%       0.10%       0.80%          0.25%         0.16%
Portfolio Turnover Rate                  13%         35%          65%         42%            66%           28%
---------------------------------------------------------------------------------------------------------------------


 *  Per share amount is based on the average number of shares outstanding.
**  Annualized
 + This return does not include the effect of the rights issued in connection with the Rights Offering.
(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period,and assumes dividends and distributions,if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

     The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
JUNE 30, 2001 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
     The Morgan Stanley Asia-Pacific Fund, Inc. (the "Fund") was incorporated in Maryland on February 28, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies, which are in conformity with generally accepted accounting principles for investment companies, are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities that are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any) are valued at fair value as determined in good faith under the procedures approved by the Board of Directors.

     Events affecting the values of certain Fund securities that occur between the close of regular trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that the particular event would materially affect net asset value per share, in which case an adjustment would be made.

 2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;
     - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities and foreign currency contracts at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objective. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

 7. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the Fund:

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

8. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

9. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

During the six months ended June 30, 2001, the Fund's investments in derivative instruments described above included foreign currency exchange contracts only.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in the public offerings. The issue price, or a portion thereof, is paid at the time of application and is reflected as share application money on the Statement of Net Assets, if any. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividend) net of applicable withholding taxes. Distributions to shareholders are recorded on the ex-dividend date.

     The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

     Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

     Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Dean Witter Investment Management Inc.)(the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: The Chase Manhattan Bank, through its corporate affiliate J.P.Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.09% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: Chase serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the six months ended June 30, 2001, the Fund made purchases and sales totaling $64,394,000 and $191,976,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At June 30, 2001, the U.S. Federal income tax cost basis of securities was $474,699,000 and, accordingly, net unrealized depreciation was $37,524,000 of which $52,072,000 related to appreciated securities and $89,596,000 related to depreciated securities. At December 31, 2000, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $131,375,000 available to offset future capital gains which will expire on December 31, 2006. To the extent that capital gains are offset, such gains will not be distributed to shareholders. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2000, the Fund deferred to January 1, 2001, for U.S. Federal income tax purposes, post-October currency losses of $248,000 and post-October capital losses of $9,281,000.

For the six month period ended June 30, 2001, the Fund incurred brokerage commissions of $84,000 with Morgan Stanley & Co., Incorporated, an affiliate of the Adviser.

A significant portion of the Fund's net assets consist of securities of issuers located in Asia which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Asian securities are subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Asian securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Director's Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2001, the deferred fees payable, under the Plan, totaled $98,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

On January 23, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the six month period ended June 30, 2001, no shares were repurchased by the Fund. Since the inception of the program, the Fund has repurchased 14,225,634 of its shares at an average discount of 20.72% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 14, 2000, with the aim of enhancing stockholder value and reducing the discount at which the Fund's shares have been trading, the Board of Directors authorized the Fund to conduct a tender offer during the first quarter of 2001 for up to 25% of the Fund's outstanding shares of common stock at a price equal to 95% of the Fund's net asset value per share ("NAV") on the last day of the tender period, or such later date as to which the offer is extended.

On March 29, 2001, the Fund completed the tender offer. The Fund accepted 14,357,219 shares for payment which represented 25% of the Fund's then outstanding shares. Final payment was made on April 9, 2001 at $9.48 per share, representing 95% of the NAV per share on March 29, 2001.

F. SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 14, 2001. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:
---------
1. To elect the following Directors:

                               VOTES IN           VOTES            VOTES
                               FAVOR OF          AGAINST         ABSTAINED
                               --------          -------         ---------
Ronald E. Robison             35,760,074         577,263            --
Gerard E. Jones               35,731,106         606,231            --
Barton M. Biggs               33,760,379       2,576,958            --
William G. Morton, Jr.        35,731,106         606,231            --
John A. Levin                 33,731,412       2,605,925            --


PROPOSAL:
---------
2. To approve or reject an amendment to the Fund's fundamental investment policies removing the 50% limit on the amount of the Fund's assets that may be invested in Japan.

            VOTES IN            VOTES             VOTES
            FAVOR OF           AGAINST          ABSTAINED
            --------           -------          ---------
           33,101,881         3,110,801          124,655


MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

Participants who wish to withdraw from the Plan should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

     Morgan Stanley Asia-Pacific Fund, Inc.
     American Stock Transfer & Trust Company
     Dividend Reinvestment and Cash Purchase Plan
     40 Wall Street
     New York, NY 10005
     1-800-278-4353

MORGAN STANLEY ASIA-PACIFIC FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                  Fergus Reid
CHAIRMAN OF THE BOARD OF         DIRECTOR
DIRECTORS

Ronald E. Robison                Frederick O. Robertshaw
PRESIDENT AND DIRECTOR           DIRECTOR

John D. Barrett II               Stefanie V. Chang
DIRECTOR                         VICE PRESIDENT

Gerard E. Jones                  Arthur J. Lev
DIRECTOR                         VICE PRESIDENT

Graham E. Jones                  Joseph P. Stadler
DIRECTOR                         VICE PRESIDENT

John A. Levin                    Mary E. Mullin
DIRECTOR                         SECRETARY

Andrew McNally IV                Belinda A. Brady
DIRECTOR                         TREASURER

William G. Morton, Jr.           Robin L. Conkey
DIRECTOR                         ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The  Chase   Manhattan   Bank
3  Chase MetroTech  Center
Brooklyn,  New  York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.